Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Commitments [Line Items]
Lease rental expense	$ 797	$ 146	$ 152
Minimum purchase commitments [Abstract]
2019	1,946
2020	1,913
2021	390
2022	237
2023	202
Thereafter	54
Total	4,742
Real Estate
Operating Leases, Future Minimum Payments Due [Abstract]
2019	358
2020	270
2021	217
2022	229
2023	141
Thereafter	751
Minimum fixed rentals	1,966
Sublease income	(187)
Totals	1,779
Equipment
Operating Leases, Future Minimum Payments Due [Abstract]
2019	309
2020	225
2021	75
2022	7
2023	1
Thereafter	0
Minimum fixed rentals	617
Sublease income	0
Totals	$ 617
Minimum
Minimum purchase commitments [Abstract]
Long-term purchase commitment, period	1 year
Maximum
Minimum purchase commitments [Abstract]
Long-term purchase commitment, period	6 years